MORGAN STANLEY DEAN WITTER INSURED                       Two World Trade Center,
MUNICIPAL BOND TRUST                                    New York, New York 10048
LETTER TO THE SHAREHOLDERS April 30, 2001

DEAR SHAREHOLDER:

During the six-month period ended April 30, 2001, the U.S. economy began to show signs of a slowdown as retail sales flattened, capital spending stalled and unemployment edged upward. The stock market became more volatile and the value of many equities declined. Earlier fears about inflation were replaced with concerns over weakening asset prices. The change in market psychology was reinforced last December when comments by Federal Reserve Board Chairman Alan Greenspan indicated that the central bank was ready to switch to a bias toward easing rates if the economy continued to show weakness. These comments sparked a strong year-end rally in the fixed-income markets that lowered interest rates across the yield curve. Between January and April 2001, the Fed followed through by lowering the federal funds rate in four 50-basis-point moves from
6.50 to 4.50 percent. Subsequent to the end of the reporting period, on May 15, 2001, the Federal Reserve lowered rates an additional 50 basis points.

MUNICIPAL MARKET CONDITIONS

The yield of the long-term insured municipal bond index stabilized near 5.25 percent during the first three months of 2001. This level was nearly 75 basis points lower than a year ago. However, yields rose in April when economic data proved more favorable than expected. The index closed the month at a yield of
5.45 percent. As the Federal Reserve began to ease monetary policy, the yield pickup for extending tax-exempt maturities from one to 30 years jumped from 150 to 240 basis points. The California electric crisis has adversely affected California municipal bond yields. Whereas yields on California bonds were substantially lower than national levels six months ago, they were at or above national levels by the end of April.

Historically, the ratios of municipal yields as a percentage of Treasury yields have been used to track the relationship between the two markets. The ratio of 30-year insured municipals to Treasuries declined slightly, to

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL BOND TRUST
LETTER TO THE SHAREHOLDERS April 30, 2001, continued

95 percent, during the first half of the fiscal year. Over the past three years this ratio has ranged between 86 and 100 percent.

Lower interest rates have led to a resurgence in new-issue supply. During the first four months of 2001, new-issue volume increased 36 percent, to $77 million. For all of calendar year 2000 total new-issue volume was $200 billion.


                         30-YEAR BOND YIELDS 1995-2001


            Date          AAA Ins        Tsy         % Relationship
            ----          -------        ---         --------------
          12/30/94         6.75          7.88             85.66%
          01/31/95         6.40          7.70             83.12%
          02/28/95         6.15          7.44             82.66%
          03/31/95         6.15          7.43             82.77%
          04/28/95         6.20          7.34             84.47%
          05/31/95         5.80          6.66             87.09%
          06/30/95         6.10          6.62             92.15%
          07/31/95         6.10          6.86             88.92%
          08/31/95         6.00          6.66             90.09%
          09/29/95         5.95          6.48             91.82%
          10/31/95         5.75          6.33             90.84%
          11/30/95         5.50          6.14             89.58%
          12/29/95         5.35          5.94             90.07%
          01/31/96         5.40          6.03             89.55%
          02/29/96         5.60          6.46             86.69%
          03/29/96         5.85          6.66             87.84%
          04/30/96         5.95          6.89             86.36%
          05/31/96         6.05          6.99             86.55%
          06/28/96         5.90          6.89             85.63%
          07/31/96         5.85          6.97             83.93%
          08/30/96         5.90          7.11             82.98%
          09/30/96         5.70          6.93             82.25%
          10/31/96         5.65          6.64             85.09%
          11/29/96         5.50          6.35             86.61%
          12/31/96         5.60          6.63             84.46%
          01/31/97         5.70          6.79             83.95%
          02/28/97         5.65          6.80             83.09%
          03/31/97         5.90          7.10             83.10%
          04/30/97         5.75          6.94             82.85%
          05/30/97         5.65          6.91             81.77%
          06/30/97         5.60          6.78             82.60%
          07/30/97         5.30          6.30             84.13%
          08/31/97         5.50          6.61             83.21%
          09/30/97         5.40          6.40             84.38%
          10/31/97         5.35          6.15             86.99%
          11/30/97         5.30          6.05             87.60%
          12/31/97         5.15          5.92             86.99%
          01/31/98         5.15          5.80             88.79%
          02/28/98         5.20          5.92             87.84%
          03/31/98         5.25          5.93             88.53%
          04/30/98         5.35          5.95             89.92%
          05/29/98         5.20          5.80             89.66%
          06/30/98         5.20          5.65             92.04%
          07/31/98         5.18          5.71             90.72%
          08/31/98         5.03          5.27             95.45%
          09/30/98         4.95          5.00             99.00%
          10/31/98         5.05          5.16             97.87%
          11/30/98         5.00          5.06             98.81%
          12/31/98         5.05          5.10             99.02%
          01/31/99         5.00          5.09             98.23%
          02/28/99         5.10          5.58             91.40%
          03/31/99         5.15          5.63             91.47%
          04/30/99         5.20          5.66             91.87%
          05/31/99         5.30          5.83             90.91%
          06/30/99         5.47          5.96             91.78%
          07/31/99         5.55          6.10             90.98%
          08/31/99         5.75          6.06             94.88%
          09/30/99         5.85          6.05             96.69%
          10/31/99         6.03          6.16             97.89%
          11/30/99         6.00          6.29             95.39%
          12/31/99         5.97          6.48             92.13%
          01/31/00         6.18          6.49             95.22%
          02/29/00         6.04          6.14             98.37%
          03/31/00         5.82          5.83             99.83%
          04/30/00         5.91          5.96             99.16%
          05/31/00         5.91          6.01             98.34%
          06/30/00         5.84          5.90             98.98%
          07/31/00         5.73          5.78             99.13%
          08/31/00         5.62          5.67             99.12%
          09/30/00         5.74          5.89             97.45%
          10/31/00         5.65          5.79             97.58%
          11/30/00         5.55          5.61             98.93%
          12/31/00         5.27          5.46             96.52%
          01/31/01         5.30          5.50             96.36%
          02/28/01         5.27          5.31             99.25%
          03/31/01         5.26          5.44             96.69%
          04/30/01         5.45          5.79             94.13%

SOURCE: MUNICIPAL MARKET DATA - A DIVISION OF THOMAS FINANCIAL MUNICIPAL GROUP AND BLOOMBERG L.P.


PERFORMANCE

During the six-month period ended April 30, 2001, the net asset value (NAV) of Morgan Stanley Dean Witter Insured Municipal Bond Trust (IMB) increased from $14.56 to $14.90 per share. Based on this change, plus a reinvestment of tax-free dividends totaling $0.39 per share, the Trust's total NAV return was
5.30 percent. IMB's value on the New York Stock Exchange (NYSE) increased from $13.125 to $13.90

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL BOND TRUST
LETTER TO THE SHAREHOLDERS April 30, 2001, continued

per share during this period. Based on this change plus reinvestment of distributions, IMB's total market return was 8.98 percent. As of April 30, 2001, IMB's share price was at an 6.71 percent discount to its NAV.

Monthly dividends for the second quarter of 2001, declared in March, were unchanged at $0.065 per share. The Trust's level of undistributed net investment income was $0.093 per share on April 30, 2001, versus $0.090 per share six months earlier.

PORTFOLIO STRUCTURE

The Trust's net assets of $101.7 million were diversified among 12 long-term sectors and 46 credits. At the end of April, the portfolio's average maturity was 21 years. Average duration, a measure of sensitivity to interest-rate changes, was 7.5 years. The accompanying charts provide current information on the portfolio's credit enhancements, maturity distribution and sector concentrations. Optional redemption provisions are also shown by year of the call and their respective cost (book) yields.

THE IMPACT OF LEVERAGING

As discussed in previous shareholder reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding Auction Rate Preferred shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the six-month period, ARPS leverage contributed approximately $0.02 per share to common share earnings. The Trust's ARPS series totaling $30 million represented 30 percent of net assets. The yield on the series, which has an annual auction maturing in July 2001, was 4.67 percent. In comparison, the yield on 1-year municipal notes has fallen from 4.19 percent in October 2000 to
3.08 percent at the end of April.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL BOND TRUST
LETTER TO THE SHAREHOLDERS April 30, 2001, continued

LOOKING AHEAD

The slower pace of economic growth and the Federal Reserve Board's shift to an easing bias in its monetary policy should create a favorable backdrop for fixed-income investments. In this environment, tax-free income and relative attractiveness versus Treasuries continue to offer good long-term value to municipal investors.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions.

We appreciate your ongoing support of Morgan Stanley Dean Witter Insured Municipal Bond Trust and look forward to continuing to serve your investment needs.

Very truly yours,



/s/ Charles A. Fiumefreddo                   /s/ Mitchell M. Merin
---------------------------------            ---------------------------------
CHARLES A. FIUMEFREDDO                       MITCHELL M. MERIN
Chairman of the Board                        President

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL BOND TRUST
LETTER TO THE SHAREHOLDERS April 30, 2001, continued




MORGAN STANLEY DEAN WITTER CALIFORNIA INSURED MUNICIPAL INCOME TRUST LETTER TO THE SHAREHOLDERS April 30, 2001, continued


[GRAPHIC OMITTED]

LARGEST SECTORS AS OF APRIL 30, 2001
(% OF NET ASSETS)

Water & Sewer                 25%
Transportation                20%
Electric                      11%
Mortgage                       9%
Education                      7%


PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


[GRAPHIC OMITTED]

CREDIT ENHANCEMENTS AS OF APRIL 30, 2001
(% OF TOTAL LONG-TERM PORTFOLIO)

MBIA                          34%
FGIC                          23%
AMBAC                         22%
FSA                           18%
U.S. GOV'T BACKED              3%


PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[GRAPHIC OMITTED]

                            DISTRIBUTION BY MATURITY
                               (% OF NET ASSETS)

                                                            --------------------
                                                             WEIGHTED AVERAGE
                                                             MATURITY: 21 YEARS
                                                            --------------------

     2.0%          0.0%        3.0%          42.8%         35.9%        14.8%
--------------------------------------------------------------------------------
 UNDER 1 YEAR   1-5 YEARS   5-10 YEARS    10-20 YEARS   20-30 YEARS   30+ YEARS


PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL BOND TRUST
LETTER TO THE SHAREHOLDERS April 30, 2001, continued


                               [GRAPHIC OMITTED]

                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                 APRIL 30, 2001

                                                     ---------------------------
                                                          WEIGHTED AVERAGE
                                                      CALL PROTECTION: 7 YEARS
                                                     ---------------------------

                                 BONDS CALLABLE

  20%    0%     2%     0%     4%     10%    2%      3%      20%     29%    10%
--------------------------------------------------------------------------------
 2001   2002   2003   2004   2005   2006   2007    2008    2009    2010   2011+


                              YEARS BONDS CALLABLE


                                                            --------------------
                                                              WEIGHTED AVERAGE
                                                              BOOK YIELD: 6.2%
                                                            --------------------

                               COST (BOOK) YIELD*


 7.4%    0%   6.2%     0%    6.2%   6.8%   5.6%    6.0%    5.6%   5.6%    5.7%
--------------------------------------------------------------------------------
 2001   2002   2003   2004   2005   2006   2007    2008    2009   2010    2011+


* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE TRUST OPERATING EXPENSES. FOR EXAMPLE, THE TRUST IS EARNING A BOOK YIELD OF 7.4% ON 20% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2001.

     PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL BOND TRUST
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                                 COUPON       MATURITY
 THOUSANDS                                                                                  RATE          DATE         VALUE
---------------------------------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (96.5%)
            General Obligation (3.9%)
 $   2,000  North Slope Borough, Alaska, Ser 2000 B (MBIA) ...............................  0.00%       06/30/11    $  1,198,600
            Illinois,
     1,400    Ser 2000 (MBIA) ............................................................  5.75        12/01/17       1,463,938
     1,300    Ser 2000 (MBIA) ............................................................  5.75        12/01/18       1,354,366
 ---------                                                                                                          ------------
     4,700                                                                                                             4,016,904
 ---------                                                                                                          ------------
            Educational Facilities Revenue (7.0%)
     3,000  Massachusetts Health & Educational Facilities Authority, Boston University,
              Ser 1991, Ser K & L (MBIA) .................................................  9.69++      10/01/31       3,180,000
     2,000  New Hampshire Health & Education Facilities Authority, University of
              New Hampshire Ser 2001 (Ambac) .............................................  5.125       07/01/33       1,904,640
     2,000  New York State Dormitory Authority, St John's University Ser 1996 (MBIA)        5.70        07/01/26       2,052,560
 ---------                                                                                                          ------------
     7,000                                                                                                             7,137,200
 ---------                                                                                                          ------------
            Electric Revenue (10.9%)
     1,400  Alaska Industrial Development & Export Authority, Snettisham
              Hydroelectric 1st Ser (AMT) (Ambac) ........................................  5.00        01/01/27       1,284,094
     2,680  Wyandotte County, Kansas, Kansas City Utility Ser 1998 (MBIA) ................  4.50        09/01/28       2,263,448
     4,000  Long Island Power Authority, New York, Ser 2000 A (FSA) ......................  0.00        06/01/20       1,420,120
     3,000  Piedmont Municipal Power Agency, South Carolina, 1991 Refg Ser (FGIC) ........  6.50        01/01/11       3,067,230
     1,000  South Carolina Public Service Authority, 1997 Refg Ser A (MBIA) ..............  5.00        01/01/29         936,010
     2,000  Snohomish County Public Utility District #1, Washington, 1993 Ser (FGIC) .....  6.00        01/01/18       2,117,360
 ---------                                                                                                          ------------
    14,080                                                                                                            11,088,262
 ---------                                                                                                          ------------
            Hospital Revenue (5.0%)
     2,000  Mesa Industrial Development Authority, Arizona, Discovery Health
              Ser 1999 A (MBIA) ..........................................................  5.875       01/01/16       2,118,560
     2,000  University of Missouri, Health Ser 1996 A (Ambac) ............................  5.50        11/01/16       2,043,100
     1,000  University of North Carolina, Hospitals at Chapel Hill Ser 1999 (Ambac) ......  5.00        02/15/24         954,140
 ---------                                                                                                          ------------
     5,000                                                                                                             5,115,800
 ---------                                                                                                          ------------
            Industrial Development/Pollution Control Revenue (4.5%)
     2,500  Jasper County, Indiana, Northern Indiana Public Service Co Collateralized
              Ser 1991 (MBIA) ............................................................  7.10        07/01/17       2,562,525
     1,000  Rockport, Indiana, Indiana & Michigan Power Co Ser B (Secondary FGIC) ........  7.60        03/01/16       1,022,860
     1,000  Burlington, Kansas, Kansas Gas & Electric Co Ser 1991 (MBIA) .................  7.00        06/01/31       1,022,450
 ---------                                                                                                          ------------
     4,500                                                                                                             4,607,835
 ---------                                                                                                          ------------
            Mortgage Revenue - Multi-Family (4.1%)
     1,000  New Jersey Housing Mortgage Finance Agency, Home Buyer Ser 2000 CC
              (MBIA) (AMT) ...............................................................  5.875       10/01/31       1,018,400
     2,955  New York State Housing Finance Agency, 1996 Ser A Refg (FSA) .................  6.10        11/01/15       3,104,493
 ---------                                                                                                          ------------
     3,955                                                                                                             4,122,893
 ---------                                                                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL BOND TRUST
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued

 PRINCIPAL
 AMOUNT IN                                                                                COUPON        MATURITY
 THOUSANDS                                                                                 RATE           DATE        VALUE
-------------------------------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Single Family (4.8%)
 $      20  Hawaii Housing Finance & Development Corporation, Ser 1989 A (AMT)
              (Bifurcated FSA) ..........................................................  7.70 %       07/01/29    $    20,037
     4,715  Maine Housing Authority, Ser 1991 A (Bifurcated FSA) ........................  7.40         11/15/22      4,816,891
 ---------                                                                                                          -----------
     4,735                                                                                                            4,836,928
 ---------                                                                                                          -----------
            Public Facilities Revenue (3.0%)
     3,000  Denver, Colorado, Civic Center Office Building Ser 2000 B COPs (Ambac) ......  5.50         12/01/21      3,035,850
 ---------                                                                                                          -----------
            Recreational Facilities Revenue (3.2%)
     1,250  College Park Business & Industrial Development Authority, Georgia, Civic
              Center Ser 2000 (Ambac) ...................................................  5.75         09/01/26      1,308,225
     2,000  Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac) ...........................  5.25         12/01/32      1,949,040
 ---------                                                                                                          -----------
     3,250                                                                                                            3,257,265
 ---------                                                                                                          -----------
            Transportation Facilities Revenue (20.4%)
     3,000  Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA) .............  5.50         01/01/15      3,153,120
            Wayne County, Michigan, Detroit Metropolitan Wayne County Airport
     2,000    Sub Lien Ser 1991 B (AMT) (MBIA) ..........................................  6.75         12/01/21      2,069,940
     2,000    Ser 1998 B (MBIA) .........................................................  4.875        12/01/23      1,842,760
     3,000  Nevada Department of Business & Industry, Las Vegas Monorail Project,
              1st Tier Ser 2000 (Ambac) .................................................  5.375        01/01/40      2,884,290
     2,500  New Hampshire, Turnpike 1991 Refg Ser B & C (FGIC) ..........................  9.794++      11/01/17      3,053,125
     2,000  New Jersey Transportation Trust Authority, 1998 Ser A (FSA) .................  4.50         06/15/19      1,817,580
     2,000  New York State Thruway Authority, Highway & Bridge Ser 1999 B (FGIC)           5.00         04/01/19      1,941,400
     2,000  Port Authority of New York & New Jersey, Cons 121 Ser (MBIA) # ..............  5.125        10/15/30      1,953,880
     2,000  Southeastern Pennsylvania Transportation Authority, Ser A 1999 (FGIC) .......  5.25         03/01/18      1,995,420
 ---------                                                                                                          -----------
    20,500                                                                                                           20,711,515
 ---------                                                                                                          -----------
            Water & Sewer Revenue (25.0%)
     2,250  Broward County, Florida, Utility Ser 1991 (FGIC) ............................  6.00         10/01/20      2,258,550
     2,000  Miami Beach, Florida, Water & Sewer Ser 2000 (Ambac) ........................  5.75         09/01/25      2,086,200
     2,000  Augusta, Georgia, Water & Sewerage Ser 2000 (FSA) ...........................  5.25         10/01/22      1,992,260
     2,000  Henry County Water & Sewer Authority, Georgia, Ser 2000 (FGIC) ..............  5.625        02/01/30      2,044,180
     1,000  Honolulu City & County, Hawaii, Wastewater Jr Ser 1998 (FGIC) ...............  5.25         07/01/17        995,610
     1,750  Detroit, Michigan, Water Supply Ser 1999 A (FGIC) ...........................  5.75         07/01/26      1,813,402
     2,000  St Louis, Missouri, Water Refg Ser 1998 (Ambac) .............................  4.75         07/01/14      1,939,660
     2,070  Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1999 (Ambac) ............  5.25         05/15/17      2,071,283
     1,500  New York City Municipal Water Finance Authority, New York, 1999 Ser B
              (FSA) .....................................................................  5.00         06/15/29      1,415,685
     2,000  Allegheny County Sanitary Authority, Pennsylvania, Sewer Ser 2000 (MBIA)       5.50         12/01/24      2,016,960
     3,000  Charleston, South Carolina, Refg Cap Impr Ser 1998 (Secondary FGIC) .........  4.50         01/01/24      2,591,100
     4,000  Norfolk, Virginia, Water Ser 1995 (MBIA) ....................................  5.875        11/01/20      4,163,000
 ---------                                                                                                          -----------
    25,570                                                                                                           25,387,890
 ---------                                                                                                          -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL BOND TRUST
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                                  COUPON       MATURITY
 THOUSANDS                                                                                   RATE          DATE             VALUE
------------------------------------------------------------------------------------------------------------------------------------
            Refunded (4.7%)
 $  1,425   Port of Portland, Oregon, Portland International Airport Ser Seven B
              (AMT) (MBIA) ..............................................................  7.10%           07/01/12+   $  1,692,359
    3,000   Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) ............  5.50            10/01/32       3,080,070
 --------                                                                                                              ------------
    4,425                                                                                                                 4,772,429
 --------                                                                                                              ------------
  100,715   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $93,772,441) ....................................................     98,090,771
 --------                                                                                                              ------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.0%)
      600   Idaho Health Facilities Authority, St Lukes Regional Medical Center
              Ser 2000 (FSA) (Demand 05/01/01) ..........................................  4.35*           07/01/30         600,000
      400   Missouri Health & Educational Facilities Authority, Washington University
              Ser 2000 B (Demand 05/01/01) ..............................................  4.35*           03/01/40         400,000
    1,000   Delaware County Industrial Development Authority, Pennsylvania, United
              Parcel Service of America Inc Ser 1985 (Demand 05/01/01) ..................  4.30*           12/01/15       1,000,000
 --------                                                                                                              ------------
    2,000   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $2,000,000) .....................................     2,000,000
 --------                                                                                                              ------------
 $102,715   TOTAL INVESTMENTS (Cost $95,772,441) (a) ................................................        98.5%      100,090,771
 ========
            OTHER ASSETS IN EXCESS OF LIABILITIES ...................................................         1.5         1,565,627
                                                                                                            -----      ------------
            NET ASSETS ..............................................................................       100.0%     $101,656,398
                                                                                                            =====      ============

---------------
AMT    Alternative Minimum Tax.
COPs   Certificates of Participation.
ETM    Escrowed to maturity.
 +     Prerefunded to maturity.
 ++ Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related short-term security changes.
 #     Joint exemption in New York and New Jersey.
 *     Current coupon of variable rate demand obligation.
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,531,524 and the aggregate gross unrealized depreciation is $213,194, resulting in net unrealized appreciation of $4,318,330.

Bond Insurance:
---------------

Ambac  Ambac Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
FSA    Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL BOND TRUST
PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets


   Alaska ....................      2.5%
   Arizona ...................      2.1
   Colorado ..................      3.0
   Florida ...................      4.3
   Georgia ...................      5.3
   Hawaii ....................      1.0
   Idaho .....................      0.6
   Illinois ..................      5.9
   Indiana ...................      3.5
   Kansas ....................      3.2
   Maine .....................      4.7%
   Massachusetts .............      3.1
   Michigan  .................      5.6
   Missouri ..................      4.3
   Nevada ....................      2.8
   New Hampshire .............      4.9
   New Jersey ................      4.7
   New Mexico ................      2.1
   New York ..................     11.7
   North Carolina ............      0.9
   Ohio ......................      1.9%
   Oregon ....................      1.7
   Pennsylvania ..............      4.9
   Puerto Rico ...............      3.0
   South Carolina ............      6.5
   Virginia ..................      4.1
   Washington ................      2.1
   Joint exemption* ..........     (1.9)
                                 ------
   Total .....................     98.5%
                                 ======

---------------
*      Joint exemptions have been included in each geographic location.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL BOND TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (unaudited)

ASSETS:
Investments in securities, at value
  (cost $95,772,441) ....................................................      $100,090,771
Cash ....................................................................            60,909
Interest receivable .....................................................         1,694,687
Prepaid expenses ........................................................            41,014
                                                                               ------------
   TOTAL ASSETS .........................................................       101,887,381
                                                                               ------------
LIABILITIES:
Payable for:
   Dividends to preferred shareholders ..................................           111,312
   Investment management fee ............................................            30,640
   Common shares of beneficial interest repurchased .....................             6,965
Accrued expenses ........................................................            82,066
                                                                               ------------
   TOTAL LIABILITIES ....................................................           230,983
                                                                               ------------
   NET ASSETS ...........................................................      $101,656,398
                                                                               ============
COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest (1,000,000 shares authorized of
  non-participating $.01 par value, 600 shares outstanding) .............      $ 30,000,000
                                                                               ------------
Common shares of beneficial interest (unlimited shares authorized of
  $.01 par value, 4,808,520 shares outstanding) .........................        66,687,968
Net unrealized appreciation .............................................         4,318,330
Accumulated undistributed net investment income .........................           447,307
Accumulated undistributed net realized gain .............................           202,793
                                                                               ------------
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS .........................        71,656,398
                                                                               ------------
   TOTAL NET ASSETS .....................................................      $101,656,398
                                                                               ============
NET ASSET VALUE PER COMMON SHARE
  ($71,656,398 divided by 4,808,520 common shares outstanding) ..........            $14.90
                                                                                     ======


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL BOND TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended April 30, 2001 (unaudited)



NET INVESTMENT INCOME:
INTEREST INCOME ...............................    $2,920,815
                                                   ----------
EXPENSES
Investment management fee .....................       179,416
Auction commission fees .......................        55,790
Professional fees .............................        31,853
Transfer agent fees and expenses ..............        20,381
Custodian fees ................................        12,289
Registration fees .............................        10,215
Trustees' fees and expenses ...................         9,421
Shareholder reports and notices ...............         8,819
Auction agent fees ............................         3,992
Other .........................................         8,411
                                                   ----------
   TOTAL EXPENSES .............................       340,587

Less: expense offset ..........................       (12,286)
                                                   ----------
   NET EXPENSES ...............................       328,301
                                                   ----------
   NET INVESTMENT INCOME ......................     2,592,514
                                                   ----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .............................       272,094
Net change in unrealized appreciation .........     1,311,866
                                                   ----------
   NET GAIN ...................................     1,583,960
                                                   ----------
NET INCREASE ..................................    $4,176,474
                                                   ==========


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL BOND TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS


                                                          FOR THE SIX        FOR THE YEAR
                                                         MONTHS ENDED           ENDED
                                                        APRIL 30, 2001     OCTOBER 31, 2000
-------------------------------------------------------------------------------------------
                                                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ..............................    $  2,592,514        $  5,418,124
Net realized gain ..................................         272,094             300,894
Net change in unrealized appreciation ..............       1,311,866           1,787,069
                                                        ------------        ------------
   NET INCREASE ....................................       4,176,474           7,506,087
                                                        ------------        ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Preferred ..........................................        (694,740)         (1,237,704)
Common .............................................      (1,890,643)         (4,270,550)
                                                        ------------        ------------
   TOTAL DIVIDENDS .................................      (2,585,383)         (5,508,254)
                                                        ------------        ------------
Decrease from transactions in common shares of
  beneficial interest ..............................      (1,023,567)         (2,694,475)
                                                        ------------        ------------
   NET INCREASE (DECREASE) .........................         567,524            (696,642)

NET ASSETS:
Beginning of period ................................     101,088,874         101,785,516
                                                        ------------        ------------
   END OF PERIOD
   (Including undistributed net investment income of
   $447,307 and $440,176, respectively) ............    $101,656,398        $101,088,874
                                                       =============        ============


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL BOND TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Insured Municipal Bond Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on February 27, 1990 and commenced operations on February 28, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS - It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL BOND TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued

which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Trust pays a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2001 aggregated $7,047,694 and $7,633,815, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 2001, the Trust had transfer agent fees and expenses payable of approximately $2,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,664. At April 30, 2001, the Trust had an accrued pension liability of $44,821, which is included in accrued expenses in the Statement of Assets and Liabilities.

4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL BOND TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued

Dividends, which are cumulative, are reset through auction procedures.


               AMOUNT IN                   RESET         RANGE OF
   SHARES*    THOUSANDS*      RATE*        DATE      DIVIDEND RATES**
   -------    ----------      -----       --------   ----------------
     600       $30,000        4.67%       07/05/01         4.67%

---------------
*     As of April 30, 2001.
**    For the six months ended April 30, 2001.

Subsequent to April 30, 2001 and up through June 8, 2001, the Trust paid dividends at a rate of 4.67% in the aggregate amount of $230,304.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:


                                                                                                              CAPITAL
                                                                                                              PAID IN
                                                                                                             EXCESS OF
                                                                                      SHARES    PAR VALUE    PAR VALUE
                                                                                    ----------  ---------   -----------
Balance, October 31, 1999 ......................................................    5,095,563    $50,956     $70,355,054
Treasury shares purchased and retired (weighted average discount 9.57%)*........     (211,643)    (2,116)     (2,692,359)
                                                                                    ---------    -------     -----------
Balance, October 31, 2000 ......................................................    4,883,920     48,840      67,662,695
Treasury shares purchased and retired (weighted average discount 10.24%)*.......      (75,400)      (754)     (1,022,813)
                                                                                    ---------    -------     -----------
Balance, April 30, 2001 ........................................................    4,808,520    $48,086     $66,639,882
                                                                                    =========    =======     ===========

---------------
*     The Trustees have voted to retire the shares purchased.


6. FEDERAL INCOME TAX STATUS

At October 31, 2000, the Trust had a net capital loss carryover of approximately $69,000 which will be available through October 31, 2007 to offset future capital gains to the extent provided by regulations.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL BOND TRUST
NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued

7. DIVIDENDS TO COMMON SHAREHOLDERS

On March 27, 2001, the Trust declared the following dividends from net investment income:

    AMOUNT
  PER SHARE        RECORD DATE       PAYABLE DATE
  ---------        -----------       ------------
   $0.065          May 4, 2001       May 18, 2001
   $0.065          June 8, 2001      June 22, 2001

8. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

9. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At April 30, 2001, the Trust held positions in residual interest bonds having a total value of $6,233,125, which represents 6.1% of the Trust's net assets.

MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL BOND TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                  FOR THE SIX                       FOR THE YEAR ENDED OCTOBER 31,*
                                                 MONTHS ENDED       ----------------------------------------------------------------
                                                APRIL 30, 2001*        2000         1999          1998          1997         1996
------------------------------------------------------------------------------------------------------------------------------------
                                                (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period .........      $14.56           $ 14.09       $15.64        $ 15.53       $15.35       $ 15.41
                                                    ------           -------       ------        -------       ------       -------
Income (loss) from investment operations:
 Net investment income .......................        0.53              1.09         1.11           1.20         1.20          1.21
 Net realized and unrealized gain (loss) .....        0.32              0.43        (1.53)          0.11         0.16         (0.17)
                                                    ------           -------       ------        -------       ------       -------
Total income (loss) from investment
 operations ..................................        0.85              1.52        (0.42)          1.31         1.36          1.04
                                                    ------           -------       ------        -------       ------       -------
Less dividends from:
 Net investment income .......................       (0.39)            (0.86)       (0.92)         (0.99)       (0.96)        (0.90)
 Common share equivalent of dividends
  paid to preferred shareholders .............       (0.14)            (0.25)       (0.22)         (0.21)       (0.22)        (0.22)
                                                    ------           -------       ------        -------       ------       -------
Total dividends ..............................       (0.53)            (1.11)       (1.14)         (1.20)       (1.18)        (1.12)
                                                    ------           -------       ------        -------       ------       -------
Anti-dilutive effect of acquiring treasury
 shares ......................................        0.02              0.06         0.01            --          --            0.02
                                                    ------           -------       ------        -------       ------       -------
Net asset value, end of period ...............      $14.90           $ 14.56       $14.09        $ 15.64       $15.53       $ 15.35
                                                    ======           =======       ======        =======       ======       =======
Market value, end of period ..................      $13.90           $13.125       $12.50        $16.125       $16.00       $14.125
                                                    ======           =======       ======        =======       ======       =======
TOTAL RETURN+ ................................        8.98%(1)         12.12%      (17.60)%         7.03%       20.62%         3.06%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:
Total expenses ...............................        0.94%(2)(5)       0.95%(4)     0.91 %(3)      0.87%(3)     0.89%(3)      0.92%
Net investment income before preferred stock
 dividends ...................................        7.13%(2)          7.67%        7.36 %         7.65%        7.80%         7.85%
Preferred stock dividends ....................        1.91%(2)          1.75%        1.44 %         1.37%        1.43%         1.41%
Net investment income available to common
 shareholders ................................        5.22%(2)          5.92%        5.92 %         6.28%        6.37%         6.44%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ......    $101,656          $101,089     $101,786       $110,341     $109,806      $109,232
Asset coverage on preferred shares at end of
 period ......................................         338%              336%         338 %          367%         365%          363%
Portfolio turnover rate ......................           7%(1)            26%          29 %            6%           2%            5%

-------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.01%.
(4)   Does not reflect the effect of expense offset of 0.02%.
(5)   Does not reflect the effect of expense offset of 0.03%.


                       SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

TRUSTEES
-------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
-------------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
-------------------------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
-------------------------------------------------
Morgan Stanley Investment Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.



MORGAN STANLEY
DEAN WITTER
INSURED
MUNICIPAL
BOND TRUST




Semiannual Report
April 30, 2001